Asset Retirement Obligations	12 Months Ended
Dec. 31, 2011
Asset Retirement Obligations
Asset Retirement Obligations

6.              Asset Retirement Obligations

The following is a summary of our ARO as of and for the periods indicated (in thousands):

	November 16, 2011	For the Year to	For the Year
	to	Date Period Ending	Ended
	December 31, 2011	November 15, 2011	December 31, 2010
Beginning of period	$23,681	$24,296	$19,194
Assumed in acquisitions	—	202	2,994
Divested properties	—	—	(526)
Revisions to previous estimates	—	—	1,212
Liabilities incurred	298	—	550
Liabilities settled	—	(443)	(494)
Accretion expense	175	1,290	1,366
End of period	24,154	25,345	24,296
Less: Current portion of ARO	359	359	792
Asset retirement obligation- non-current	$23,795	$24,986	$23,504